Submission	Mar. 27, 2026
Submission [Line Items]
Central Index Key	0001362468
Registrant Name	Allegiant Travel Company
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A